SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost		$ 90,666	$ 60,444	$ 181,332	$ 362,664	$ 362,664
Short-term lease cost	197,051	8,649	197,436	48,310
Sublease income		(28,800)	(1,500)	(64,900)
Total lease cost	$ 197,051	$ 70,515	$ 256,380	$ 164,742	$ 362,664	$ 362,664